Income taxes (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 6,443	R$ 6,359	R$ 8,257
Non-current liabilities	1,677	1,153	R$ 1,407
Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,321	12,564
Impact on the P&L	104	(243)
Other comprehensive income	8
Ending balance	12,433	12,321
Liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,115	5,714
Impact on the P&L	(1,389)	(379)
Other comprehensive income	1,941	1,780
Ending balance	7,667	7,115
Net [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,206	6,850
Impact on the P&L	1,493	136
Other comprehensive income	(1,933)	(1,780)
Ending balance	4,766	5,206
Tax Losses I R And Negative Base C S L [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,398	3,355
Impact on the P&L	1,487	(957)
Ending balance	3,885	2,398
Exchange Variations [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,343	4,280
Impact on the P&L	(1,274)	(937)
Ending balance	2,069	3,343
Temporary Adjustment [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,566	4,782
Impact on the P&L	(180)	(216)
Other comprehensive income	8
Ending balance	4,394	4,566
Temporary Adjustment [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	420	89
Impact on the P&L	315	331
Other comprehensive income	16
Ending balance	751	420
Lease [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,197
Impact on the P&L	429	1,197
Ending balance	1,626	1,197
Tax Credits [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	698
Impact on the P&L	83	698
Ending balance	781	698
Other [Member] | Asset [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	119	147
Impact on the P&L	(441)	(28)
Ending balance	(322)	119
Other [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6	5
Impact on the P&L	29	(173)
Other comprehensive income	13	174
Ending balance	48	6
Amortization Of Goodwill Based On Future Profitability [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	722	725
Impact on the P&L	(1)	(3)
Ending balance	721	722
Tax Depreciation [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,052	4,177
Impact on the P&L	4	(125)
Ending balance	4,056	4,052
PIS/COFINS Credit - Exclusion Of ICMS From The Calculation Basis [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	189	331
Impact on the P&L		(142)
Ending balance	189	189
Right Of Use Of Assets [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,116
Impact on the P&L	477	1,116
Ending balance	1,593	1,116
Present Value Adjustment And Amortized Cost [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	424	155
Impact on the P&L	(228)	212
Other comprehensive income	(2)	57
Ending balance	194	424
Hedge Accounting [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Impact on the P&L	(1,948)	(1,549)
Other comprehensive income	1,948	1,549
Ending balance
Amortization Of Fair Value Adjustments On The Assets From The Acquisiton Of Braskem Qpar [Member] | Liabilities Category [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	186	232
Impact on the P&L	(37)	(46)
Other comprehensive income	(34)
Ending balance	R$ 115	R$ 186